Investment Strategy	Nov. 01, 2026
Principal Active High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment-grade (commonly known as "junk" or "high yield") fixed-income securities, such as bonds and bank loans. "Below investment grade" securities are rated Ba1 or lower by Moody’s Ratings ("Moody's") and BB+ or lower by S&P Global Ratings. If a security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality. To select investments for the Fund, the Advisor incorporates top-down perspective (using macroeconomic and risk perspective while reviewing sectors based on their fundamental, technical, and valuations factors) followed by bottom-up perspective (using fundamental credit analysis).
The Fund invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund's investments include securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Corporate High Yield 2% Issuer Capped Index, which as of September 30, 2026 was 3.30 years. The Fund is not managed to a particular maturity.
The Fund invests in derivatives, including currency swaps, credit default swaps, and credit index futures for hedging purposes and to manage fixed-income exposure in an effort to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	"Below investment grade" securities are rated Ba1 or lower by Moody’s Ratings ("Moody's") and BB+ or lower by S&P Global Ratings. If a security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment-grade (commonly known as "junk" or "high yield") fixed-income securities, such as bonds and bank loans.
Principal Capital Appreciation Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization range over $10 billion at the time of purchase. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
On or about December 1, 2026, subject to shareholder approval, add the following paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in collateralized loan obligations (“CLOs”). A CLO security is an asset-backed security issued in different tranches, each with varying degrees of risk and yield, by a trust or other special purpose vehicle. CLOs are typically collateralized by an underlying portfolio of loan obligations, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans are selected by a CLO’s manager. The Fund will invest primarily in senior tranches of CLO securities, which ordinarily are investment grade-rated, the lowest level of risk and the lowest yields.
The Fund may invest in floating rate securities, including U.S. Treasury and government securities and securitized assets (collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains a portfolio duration of less than 1 year.
The Fund also invests in derivatives, including futures, credit default swaps and other types of swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund’s investment process relies on the professional judgment of the Fund's portfolio managers and analysts. The implementation approach combines fundamental, technical and valuation considerations to source ideas in both a top-down and bottom-up fashion. The analysts assess interest rate trends, economic conditions, and market outlook when analyzing each potential security, considering its structure features, loan level performance, and cash flow dynamics. Portfolio managers will consider this assessment when selecting securities and constructing the Fund’s portfolio.
The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A CLO security is an asset-backed security issued in different tranches, each with varying degrees of risk and yield, by a trust or other special purpose vehicle. CLOs are typically collateralized by an underlying portfolio of loan obligations, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans are selected by a CLO’s manager. The Fund will invest primarily in senior tranches of CLO securities, which ordinarily are investment grade-rated, the lowest level of risk and the lowest yields.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in collateralized loan obligations (“CLOs”).
Principal Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months.
The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in U.S. and non-U.S. companies. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund seeks to achieve its objective by (1) creating an actively managed portfolio of equity securities, and (2) selling call options on the equity securities in the Fund’s portfolio. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level.
The Fund uses derivatives as part of its strategy. The derivatives in which the Fund primarily invests are covered call options and FLEX Options. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund sells covered calls with the aim of generating income and reducing volatility. When the Fund sells (writes) a call option, the Fund receives a premium but forfeits the opportunity to benefit from any appreciation of the underlying security above the option’s strike price. The Fund uses covered call options that are typically written (sold) as 30 days options, 5-10% out of the money on the positions, on up to 100% of an underlying position. The extent to which the Fund uses covered calls will depend on market conditions and PGI's ongoing assessment of the attractiveness of writing call options on the Fund's holdings.
The Fund may hold cash or cash equivalents, including U.S. Treasury bills or other short‑term instruments, for collateral and operational purposes, including to meet obligations arising from its option writing strategy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities.
Principal Finisterre Emerging Markets Diversified Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in emerging markets securities. The Fund invests in fixed-income securities, including those issued by sovereign, quasi-sovereign, and corporate issuers. The Fund also invests in fixed-income securities, including convertible bonds, credit- and index-linked securities, non-registered and restricted securities (including those issued in reliance on Rule 144A and Regulation S), securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises.
Emerging markets are generally defined to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, and the United States. The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iv) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market. Emerging markets include frontier markets.
The Fund invests, without limitation, in high yield securities (also known as “junk”) rated at the time of purchase Ba1 or lower by Moody’s Ratings, and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s holdings range in maturity from overnight to 30 years or more and are not subject to any minimum credit rating standard.
The Fund’s investment process focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The Fund uses a top-down portfolio construction process, blending both fundamental and technical considerations. The investment strategy provides considerable flexibility to invest in various asset classes, capital structures, maturities, and currencies.
The Fund uses derivatives to enhance return and to hedge and manage investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund uses currency contracts, forward contracts, futures, options, and swaps. The Fund invests in cash and cash equivalents to support certain of these investments, as well as for other purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Emerging markets are generally defined to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, and the United States. The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iv) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market. Emerging markets include frontier markets.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in emerging markets securities.
Principal Focused Blue Chip ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of September 30, 2026, this was between approximately $5.7 billion and $5.5 trillion). Blue chip companies are firms that, in PGI’s view, typically display some or all of the following characteristics: (1) large, well established, and financial sound companies; (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital and an expectation for above-average earnings. In selecting securities for the Fund's portfolio, PGI uses a bottom-up, fundamental process, focusing on, among other things, competitive position, company management and culture, free cash flow, and risk. The Fund invests in securities of foreign companies.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. The Fund's portfolio is expected to have a limited number of holdings (e.g., ranging from as few as twenty to as many as thirty holdings).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of September 30, 2026, this was between approximately $5.7 billion and $5.5 trillion). Blue chip companies are firms that, in PGI’s view, typically display some or all of the following characteristics: (1) large, well established, and financial sound companies; (2) considered market leaders or among the top three companies in their sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company.
Principal Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes in growth equity securities of U.S. companies. For this Fund, growth equity securities are securities that are included within at least one of the following growth indices: MSCI ACWI IMI Growth Index, S&P 1500 Growth Index, or Russell 3000 Growth Index. The Fund invests in equity securities of companies with large market capitalizations. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund’s investments typically include companies with a market capitalization range over $10 billion at the time of purchase.
Sector allocations are largely the result of the Fund’s focus on stock selection, and at times, the Fund may have a significant portion of its assets in the same economic sector, such as the information technology sector.
The Fund invests in companies that the adviser believes have strong earnings and cash flow growth potential. In managing the Fund, the adviser uses a process that combines research, valuation, and stock selection to identify companies that will achieve high earnings and cash flow growth over longer periods as opposed to short-term growth opportunities.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, growth equity securities are securities that are included within at least one of the following growth indices: MSCI ACWI IMI Growth Index, S&P 1500 Growth Index, or Russell 3000 Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes in growth equity securities of U.S. companies.
Principal Inflation Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-protected securities. Inflation-protected securities are bonds whose principal payments adjust with inflation, as measured by the Consumer Price Index (“CPI”). Inflation-protected securities are comprised of U.S. Treasury Inflation Protected Securities (“TIPS”). TIPS are securities of varying maturities issued by the U.S. Department of the Treasury (“U.S. Treasury”) that are designed to protect investors from inflation risk. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The TIPS’ principal payments are adjusted monthly based on the CPI. A fixed interest rate is applied to the inflation-adjusted principal so that, as inflation increases, so do the principal value and interest payment of the TIPS. The inflation adjustments can provide investors with a hedge against inflation, helping to preserve the purchasing power of an investment.
The Fund primarily invests in TIPS. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund expects to target an overall duration near zero and to maintain an effective portfolio duration between zero and five years on an absolute basis. The Fund is benchmarked to the Bloomberg US Treasury TIPS 0-5 Years Index (“Index”), but the Fund’s duration position is expected to consistently deviate from the duration of the Index.
The Fund invests in derivatives, including futures and swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Inflation-protected securities are bonds whose principal payments adjust with inflation, as measured by the Consumer Price Index (“CPI”). Inflation-protected securities are comprised of U.S. Treasury Inflation Protected Securities (“TIPS”). TIPS are securities of varying maturities issued by the U.S. Department of the Treasury (“U.S. Treasury”) that are designed to protect investors from inflation risk. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The TIPS’ principal payments are adjusted monthly based on the CPI. A fixed interest rate is applied to the inflation-adjusted principal so that, as inflation increases, so do the principal value and interest payment of the TIPS. The inflation adjustments can provide investors with a hedge against inflation, helping to preserve the purchasing power of an investment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-protected securities.
Principal International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Principal Investment Grade Corporate ETF Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade corporate bonds and other fixed-income securities. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Ratings ("Moody's"). If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The fixed-income securities in which the Fund invests include foreign securities, corporate securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and securities issued or guaranteed by foreign governments payable in U.S. dollars. The portfolio is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg US Corporate Investment Grade Index, which as of September 30, 2026 was 6.32 years.
The Fund invests in derivatives, including treasury futures for hedging or to otherwise manage fixed-income exposure, as well as credit default swaps and credit index futures, including buying and selling on individual securities and/or baskets of securities, to efficiently manage exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	"Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Ratings ("Moody's"). If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade corporate bonds and other fixed-income securities.
Principal Long Duration ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). STRIPS are created by separating a U.S. Treasury security’s interest payments from its principal; the detached interest components are sold individually as zero-interest securities, while the principal component of the U.S. Treasury security is redeemed at par at maturity. U.S. Treasury securities are securities of varying maturities issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The Fund may also invest in U.S. Treasury securities, such as U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds.
The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg US STRIPS 20+ Year Index, which as of March 31, 2026, was 24.38 years.
The Fund invests in derivatives, including futures and swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund may also use interest rate futures to manage duration, as well as for tactical interest rate positioning and cash management.
The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	STRIPS are created by separating a U.S. Treasury security’s interest payments from its principal; the detached interest components are sold individually as zero-interest securities, while the principal component of the U.S. Treasury security is redeemed at par at maturity. U.S. Treasury securities are securities of varying maturities issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The Fund may also invest in U.S. Treasury securities, such as U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in Separate Trading of Registered Interest and Principal of Securities (“STRIPS”).
Principal Real Estate Active Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from investments, products, or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and non-REITs.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The investment process relies on the professional judgment of the team’s portfolio managers and analysts to carry out a fundamental-based approach to source ideas in a bottom-up fashion. The analysts assess each potential company across multiple categories, including, among others, market outlook, business outlook, management skill and experience, capital structure, and income durability. Portfolio managers will consider this fundamental quality assessment, relative valuation, and recognition catalysts when selecting securities and constructing the Fund’s portfolio.
The Fund invests primarily in equity securities of U.S. and non-U.S. companies, including those of small companies. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A real estate company has at least 50% of its assets, income, or profits derived from investments, products, or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and non-REITs.REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
Principal Securitized Debt ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securitized credit investments. Securitized credit investments are investments that offer exposure to pools of mortgages, loans, receivables or other assets, such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities and collateralized mortgage obligations), asset-backed securities (“ABS”) (including collateralized loan obligations (“CLOs”)) and other similar securities and related instruments. The Fund may also invest in other fixed-income securities, cash and cash equivalents (such as U.S. government securities, which includes U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies and instrumentalities).
The majority of the Fund’s investments will be rated investment-grade. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 50% of the duration of a custom index (40% Bloomberg US MBS Index, 30% Bloomberg US ABS Index, and 30% Bloomberg US CMBS Index) (the “Bloomberg US Securitized: MBS/ABS/CMBS Blended Index”), which as of March 31, 2026 was 5.16 years.
The Fund will invest in derivatives, including futures, credit default swaps and other types of swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund’s investment process relies on the professional judgment of the Fund's portfolio managers and analysts. The implementation approach combines fundamental, technical and valuation considerations to source ideas in both a top-down and bottom-up fashion. The portfolio managers evaluate the relative value of securitized debt sectors and assess risk and opportunity within distinct securitized asset classes. Portfolio managers will consider this assessment when selecting securities and constructing the Fund’s portfolio to ensure each position reflects a deliberate investment to align with the Fund's objective.
The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Securitized credit investments are investments that offer exposure to pools of mortgages, loans, receivables or other assets, such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities and collateralized mortgage obligations), asset-backed securities (“ABS”) (including collateralized loan obligations (“CLOs”)) and other similar securities and related instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securitized credit investments.
Principal Spectrum Preferred and Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities and other income-producing securities. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt but has "preference" over common stock in the payment of distributions and liquidation of a company's assets. The preferred securities in which the Fund invests include, but are not limited to, preferred stock, certain depositary receipts, and various types of junior subordinated debt. The Fund also invests in other income-producing securities that include securities that have a stated coupon rate which expects to pay interest or dividends. The Fund invests in income-producing securities, including but not limited to contingent convertible securities (“Cocos”) and other types of capital securities. Cocos are hybrid debt securities typically issued by non-US banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
The Fund invests in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” ("QDI"). However, the Fund also invests in securities that are not eligible for such treatment.
The Fund invests in investment-grade securities and in below-investment-grade securities (sometimes called "high yield" or "junk"). The Fund is not managed to a particular maturity or duration. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
The Fund also invests in derivative instruments, such as futures and options, for hedging and for income generation purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt but has "preference" over common stock in the payment of distributions and liquidation of a company's assets. The preferred securities in which the Fund invests include, but are not limited to, preferred stock, certain depositary receipts, and various types of junior subordinated debt. The Fund also invests in other income-producing securities that include securities that have a stated coupon rate which expects to pay interest or dividends. The Fund invests in income-producing securities, including but not limited to contingent convertible securities (“Cocos”) and other types of capital securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities and other income-producing securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector. The Fund also invests in derivative instruments, such as futures and options, for hedging and for income generation purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). In particular, the Fund focuses on preferred securities known as “$1,000 par preferred securities,” which are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance, and commercial finance companies) and other corporations. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. The Fund may invest its assets in below-investment-grade preferred securities (sometimes called "high yield" or "junk"), which are rated at the time of purchase Ba1 or lower by Moody's Ratings ("Moody’s") and BB+ or lower by Standard & Poor’s Rating Service ("S&P"). If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). In particular, the Fund focuses on preferred securities known as “$1,000 par preferred securities,” which are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance, and commercial finance companies) and other corporations. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
Principal U.S. Mega-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations. The Fund considers a company to be a mega-cap company if its market capitalization falls within the range of market capitalizations of the largest 50 companies included in the S&P 500® Index or a market capitalization of at least $250 billion. As of September 30, 2026, the market capitalization range of the companies in the largest 50 companies in the S&P 500® Index was between approximately $163.4 billion and $5.5 trillion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify equity securities of companies in the S&P 500® Index that have the largest market capitalizations, while typically applying higher weight to securities that PGI ranks higher on financial strength measures, including but not limited to a company’s balance sheet and its ability to meet short and long term debt obligations, cash flow, and pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them. The Fund invests in equity securities of different styles (growth or value).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a company to be a mega-cap company if its market capitalization falls within the range of market capitalizations of the largest 50 companies included in the S&P 500® Index or a market capitalization of at least $250 billion. As of September 30, 2026, the market capitalization range of the companies in the largest 50 companies in the S&P 500® Index was between approximately $163.4 billion and $5.5 trillion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations.
Principal U.S. Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index. As of September 30, 2026, the market capitalization range of the companies in the Russell 2000 Index was between approximately $337,770 to $12.6 billion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify and rank equity securities (including growth and value stock) of small-capitalization companies in the Russell 2000 Index that PGI believes display (i) value characteristics (companies with low share prices relative to their fundamental value), (ii) higher quality (companies that possess higher quality characteristics relative to their peers, measured by metrics such as profitability, earnings quality, balance sheet strength, and solvency), and (iii) higher momentum (measured by metrics such as companies that have share prices and earnings that are trending up). In weighting securities, the model first weights the preceding three characteristics and then seeks to assign greater weight to securities that PGI determines are more liquid (meaning the securities that would be the easiest to trade without significantly impacting their value based on recent average trading volumes) and less volatile (meaning the share price of the security has a lower degree of fluctuation over time).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index. As of September 30, 2026, the market capitalization range of the companies in the Russell 2000 Index was between approximately $337,770 to $12.6 billion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations.
Principal Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies. For this Fund, value companies are those (i) with market capitalizations within the range of companies comprising the S&P 500® Index (as of September 30, 2026, this range was between $5.7 billion and $5.5 trillion) and (ii) included within the S&P 500 Value Index. Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500® Index that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). Other factors such as higher quality (companies that possess higher quality characteristics relative to their peers, measured by metrics such as profitability) and higher momentum (measured by metrics such as share prices trends) are also evaluated in the selection process.
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, value companies are those (i) with market capitalizations within the range of companies comprising the S&P 500® Index (as of September 30, 2026, this range was between $5.7 billion and $5.5 trillion) and (ii) included within the S&P 500 Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies.